Long-Term Investments (Details)	Aug. 11, 2020	Jun. 22, 2023 USD ($)	Jun. 22, 2023 MYR (RM)	May 27, 2022 USD ($)	May 27, 2022 MYR (RM)	Jul. 08, 2020 USD ($)	Jul. 08, 2020 MYR (RM)
CCH Tasty Sdn. Bhd. [Member]
Long-Term Investments [Line Items]
Acquired equity interest						60.00%	60.00%
Cash consideration						$ 19,090	RM 80,040
Disposed equity interest	20.00%
Remaining equity interest	40.00%
CCH (Sabah) Sdn. Bhd [Member]
Long-Term Investments [Line Items]
Acquired equity interest				20.00%	20.00%
Cash consideration				$ 31,986	RM 140,020
CCH KCH Sdn. Bhd., [Member]
Long-Term Investments [Line Items]
Acquired equity interest		40.00%	40.00%
Cash consideration		$ 87,851	RM 400,400